Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
During fiscal year 2025, equity awards were generally granted to executive officers at one of our regularly scheduled Human Capital and Compensation Committee meetings or by unanimous written consent. Our practice is to grant restricted stock units with a grant date fair value based on the closing market price of our common stock on the grant date. In years where stock options are granted, our practice is to grant stock options with an exercise price equal to the closing market price of our common stock on the grant date. We do not backdate grants of awards and we have not had any program, plan or practice to select stock option or restricted stock unit grant dates for executive officers in coordination with the release of material non-public information in order to create value for the executive.

Award Timing Method	During fiscal year 2025, equity awards were generally granted to executive officers at one of our regularly scheduled Human Capital and Compensation Committee meetings or by unanimous written consent.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not backdate grants of awards and we have not had any program, plan or practice to select stock option or restricted stock unit grant dates for executive officers in coordination with the release of material non-public information in order to create value for the executive
MNPI Disclosure Timed for Compensation Value	false